Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
January 31, 2023
AICAP-NPRT1-0423
1.813045.118
Common Stocks - 97.5%
	Shares	Value ($)
Canada - 10.3%
Brookfield Corp. (Canada) Class A	2,506,898	93,263,275
Canadian National Railway Co.	774,995	92,250,354
Canadian Pacific Railway Ltd.	1,193,737	94,221,382
Constellation Software, Inc.	55,640	98,302,839
Thomson Reuters Corp.	730,873	86,943,428
Waste Connections, Inc. (Canada)	622,581	82,614,634
TOTAL CANADA		547,595,912
Denmark - 4.2%
DSV A/S	565,800	93,105,178
Novo Nordisk A/S Series B	944,658	130,731,104
TOTAL DENMARK		223,836,282
France - 15.0%
Capgemini SA	454,683	85,960,270
Dassault Systemes SA	2,231,177	82,979,460
Hermes International SCA	62,100	115,749,350
L'Oreal SA	288,232	119,014,350
LVMH Moet Hennessy Louis Vuitton SE	180,631	157,686,428
Pernod Ricard SA	447,417	92,369,143
Schneider Electric SA	318,577	51,678,158
Teleperformance	337,793	93,644,073
TOTAL FRANCE		799,081,232
Germany - 1.7%
Infineon Technologies AG	2,559,425	92,166,035
India - 4.9%
HCL Technologies Ltd.	5,662,451	78,248,908
HDFC Bank Ltd. (a)	4,411,484	86,996,524
Infosys Ltd. sponsored ADR	4,954,212	93,139,186
TOTAL INDIA		258,384,618
Indonesia - 1.7%
PT Bank Central Asia Tbk	155,792,969	88,413,931
Ireland - 3.2%
Kingspan Group PLC (Ireland)	1,348,710	86,215,504
Linde PLC	252,907	83,697,043
TOTAL IRELAND		169,912,547
Japan - 7.0%
Hoya Corp.	818,956	90,062,179
Keyence Corp.	224,530	103,366,638
Recruit Holdings Co. Ltd.	2,786,496	89,614,447
Tokyo Electron Ltd.	254,446	88,935,066
TOTAL JAPAN		371,978,330
Netherlands - 8.0%
ASM International NV (Netherlands)	260,291	87,213,006
ASML Holding NV (Netherlands)	221,544	146,584,036
Ferrari NV (Italy)	421,988	105,011,138
Wolters Kluwer NV	775,685	84,455,088
TOTAL NETHERLANDS		423,263,268
Sweden - 3.1%
Atlas Copco AB (A Shares)	7,133,886	84,651,146
Hexagon AB (B Shares)	7,263,599	83,266,311
TOTAL SWEDEN		167,917,457
Switzerland - 10.3%
Compagnie Financiere Richemont SA Series A	777,795	119,902,800
Givaudan SA	26,273	84,831,227
Nestle SA (Reg. S)	1,273,408	155,367,310
Partners Group Holding AG	86,983	81,139,795
Sika AG	378,209	107,466,908
TOTAL SWITZERLAND		548,708,040
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,964,135	175,682,937
United Kingdom - 12.2%
AstraZeneca PLC (United Kingdom)	881,059	115,429,782
Compass Group PLC	3,765,081	89,940,339
Diageo PLC	2,417,759	105,719,196
Halma PLC	3,048,445	80,727,756
London Stock Exchange Group PLC	946,892	86,683,222
RELX PLC (London Stock Exchange)	3,122,988	92,780,657
Rentokil Initial PLC	12,760,860	77,374,624
TOTAL UNITED KINGDOM		648,655,576
United States of America - 12.6%
Danaher Corp.	301,994	79,841,174
Marsh & McLennan Companies, Inc.	489,138	85,555,128
MercadoLibre, Inc. (a)	88,202	104,227,421
Moody's Corp.	280,191	90,431,645
NICE Ltd. sponsored ADR (a)	398,266	82,612,316
S&P Global, Inc.	223,989	83,982,436
Thermo Fisher Scientific, Inc.	141,145	80,499,228
Zoetis, Inc. Class A	392,988	65,035,584
TOTAL UNITED STATES OF AMERICA		672,184,932
TOTAL COMMON STOCKS (Cost $4,118,030,251)		5,187,781,097

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $68,846,047)	68,832,280	68,846,047

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $4,186,876,298)	5,256,627,144
NET OTHER ASSETS (LIABILITIES) - 1.2%	62,938,736
NET ASSETS - 100.0%	5,319,565,880

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	28,494,587	367,640,221	327,288,761	457,047	-	-	68,846,047	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	16,572,566	55,108,849	71,681,415	3,928	-	-	-	0.0%
Total	45,067,153	422,749,070	398,970,176	460,975	-	-	68,846,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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